TAXATION (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Deferred tax expense (income) [abstract]
Tax effect of tax losses	$ 38,992,275	$ 23,903,092	$ 15,870,525